Income Taxes - Deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Stock-based compensation	$ 1,295,841	$ 1,240,284
PP&E and other accrued liabilities	244,638	120,046
Intangibles	1,763,151	1,937,082
Warrant revaluation	0	192,825
Tax loss carry forward	22,913,429	18,439,041
Valuation allowance	(26,217,059)	(21,929,278)
Deferred tax assets/liabilities	$ 0	$ 0